Financial Instruments (Derivatives and hedging) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	$ 295,000
Derivative asset, fair value	617	863
Derivative liability, fair value	564	1,314
Cumulative gain (loss) adjustment for non performance risk	9	(7)
Excess Collateralization	63	160
Excess Collateral Posted	211	37
Excess Securities Collateral Held	317	363
Recognized In Statement Of Financial Position [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	11,490	9,564
Derivative liabilities	4,971	5,669
Amounts Offset In Statement Of Financial Position [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	(7,605)	(6,739)
Derivative liabilities	(4,407)	(4,355)
Netting Adjustment [Member] | Amounts Offset In Statement Of Financial Position [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	(3,896)	(4,120)
Derivative liabilities	(3,905)	(4,113)
Cash Collateral [Member] | Amounts Offset In Statement Of Financial Position [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	(3,709)	(2,619)
Derivative liabilities	(502)	(242)
Securities Pledged as Collateral [Member] | Not Offset In Statement Of Financial Position [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	(3,268)	(1,962)
Derivative liabilities	0	0
Derivatives Accounted For As Hedges
Derivatives, Fair Value [Line Items]
Derivative assets	8,438	5,668
Derivative liabilities	1,347	2,973
Derivatives Not Accounted For As Hedges [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	1,654	2,673
Derivative liabilities	3,642	2,455
Derivatives Associated With Interest Rate, Currency Or Market Risk Reduction Or Elimination [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	258,000
Percentage Of Notional Amount That Is Associated With Reducing Or Eliminating Interest Rate, Currency, Or Market Risk	86.87%
Gross Derivatives [Member] | Recognized In Statement Of Financial Position [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	10,092	8,341
Derivative liabilities	4,989	5,428
Gross Accrued Interest [Member] | Recognized In Statement Of Financial Position [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	1,398	1,223
Derivative liabilities	(18)	241
Net Derivative [Member] | Recognized In Statement Of Financial Position [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	3,885	2,825
Derivative liabilities	564	1,314
Interest Rate Contract | Derivatives Accounted For As Hedges
Derivatives, Fair Value [Line Items]
Derivative assets	5,859	3,837
Derivative liabilities	461	1,989
Interest Rate Contract | Derivatives Not Accounted For As Hedges [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	186	132
Derivative liabilities	137	168
Foreign Exchange Contract | Derivatives Accounted For As Hedges
Derivatives, Fair Value [Line Items]
Derivative assets	2,579	1,830
Derivative liabilities	884	984
Foreign Exchange Contract | Derivatives Not Accounted For As Hedges [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	1,212	2,257
Derivative liabilities	3,450	2,245
Other Contract | Derivatives Accounted For As Hedges
Derivatives, Fair Value [Line Items]
Derivative assets	0	1
Derivative liabilities	2	0
Other Contract | Derivatives Not Accounted For As Hedges [Member]
Derivatives, Fair Value [Line Items]
Derivative assets	256	284
Derivative liabilities	$ 55	$ 42